Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	€ 1,510	€ 1,334	€ 1,334
Additions	89	35
Capitalised expenses	174	380
Amortisation	(114)	(223)
Impairment	(3)	(7)
Exchange rate differences	16	(9)
Disposals		(2)
Other changes	69	2
Closing balance	1,740		1,510
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	3,767
Closing balance	4,097		3,767
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2,201)
Closing balance	(2,300)		(2,201)
Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(55)
Closing balance	(57)		(55)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	477	476	476
Additions	71
Impairment
Exchange rate differences	(2)	1
Other changes	43
Closing balance	588		477
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	477
Closing balance	588		477
Goodwill | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January
Closing balance
Software
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	1,030	855	855
Additions	18	35
Capitalised expenses	174	380
Amortisation	(113)	(223)
Impairment	(3)	(7)
Exchange rate differences	18	(10)
Disposals		(2)
Other changes		2
Closing balance	1,124		1,030
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	3,281
Closing balance	3,474		3,281
Software | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2,197)
Closing balance	(2,295)		(2,197)
Software | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(53)
Closing balance	(56)		(53)
Other
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	3	3	3
Additions
Capitalised expenses
Amortisation	(1)
Impairment
Exchange rate differences	0
Disposals
Other changes	26	€ 1
Closing balance	28		3
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	9
Closing balance	35		9
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(4)
Closing balance	(5)		(4)
Other | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(1)
Closing balance	€ (1)		€ (1)